As filed with the Securities and Exchange Commission on August 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520
(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520
(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

GuideMarkSM Global Real Return Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.26%
	Exchange Traded Funds - 99.26%
24,877	Energy Select Sector SPDR Fund	$2,490,188
17,581	Market Vectors Gold Miners ETF (a)	465,017
629,275	PowerShares DB Commodity Index Tracking Fund (a)(b)	16,726,129
77,868	PowerShares Global Agriculture Portfolio (a)	2,403,006
164,435	SPDR Barclays TIPS ETF (a)	9,428,703
77,635	SPDR DB International Government Inflation-Protected Bond ETF	4,814,146
206,095	SPDR Dow Jones International Real Estate ETF (a)	9,117,643
100,173	SPDR Dow Jones REIT ETF (a)	8,314,359
59,366	SPDR Metals and Mining ETF (a)	2,508,214
415,378	SPDR S&P Global Natural Resources ETF (a)(c)	21,952,727
55,992	SPDR S&P International Energy Sector ETF (a)	1,654,564
		79,874,696
	Total Investment Companies (Cost $73,774,472)	79,874,696

	SHORT TERM INVESTMENTS - 0.13%
	Money Market Funds - 0.13%
104,606	Federated Prime Obligations Fund	104,606
	Total Short Term Investments (Cost $104,606)	104,606

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.53%
	Money Market Funds - 35.53%
28,585,800	Mount Vernon Prime Portfolio	28,585,800
	Total Investments Purchased as Securities Lending Collateral (Cost $28,585,800)	28,585,800

	Total Investments (Cost $102,464,878) - 134.92%	108,565,102
	Liabilities in Excess of Other Assets - (34.92)%	(28,095,999)
	TOTAL NET ASSETS - 100.00%	$80,469,103

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$102,464,878
Gross unrealized appreciation	6,523,025
Gross unrealized depreciation	(422,801)
Net unrealized appreciation	$6,100,224

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Fixed Income Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.57%
175,000	Ally Master Owner Trust
	Series 2014-2, 0.522%, 01/16/2018 (a)	$175,061
	American Express Credit Account Master Trust
100,000	Series 2013-3A, 0.980%, 05/15/2019	100,181
200,000	Series 2013-1A, 0.572%, 02/16/2021 (a)	200,755
90,000	BA Credit Card Trust
	Series 2014-A1, 0.532%, 06/15/2021 (a)	90,103
125,000	Bayview Opportunity Master Fund Trust IIB LP
	Series 2014-18NP, 3.228%, 07/28/2034 (Acquired 06/27/2014, Cost $125,000) (b)(c)	125,000
125,000	Capital One Multi-Asset Execution Trust
	Series 2013-A3, 0.960%, 09/16/2019	125,081
	Citibank Credit Card Issuance Trust
125,000	Series 2014-A3, 0.351%, 05/09/2018 (a)	124,913
145,000	Series 2013-A6, 1.320%, 09/07/2018	146,459
130,000	Series 2014-A2, 1.020%, 02/22/2019	130,208
255,000	Series 2013-A7, 0.584%, 09/10/2020 (a)	256,303
100,000	Colony American Homes
	Series 2014-1A, 2.100%, 05/17/2031 (Acquired 04/02/2014, Cost $99,268) (a)(b)	100,384
125,000	Invitation Homes Trust
	Series 2014-SFR1, 1.652%, 07/17/2031 (Acquired 05/22/2014, Cost $125,000) (a)(b)	126,015
	Nissan Auto Receivables Owner Trust
186,169	Series 2013-B, 0.520%, 04/15/2016	186,277
205,000	Series 2013-C, 0.670%, 08/15/2018	204,876
100,000	OneMain Financial Issue Trust
	Series 2014-1A, 2.430%, 06/18/2024 (Acquired 04/09/2014, Cost $99,998) (b)	99,998
	Sierra Receivables Funding Co. LLC
46,168	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $46,065) (b)	46,386
196,231	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013 and 03/12/2014, Cost $196,665) (b)	197,438
100,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $99,983) (b)	100,177
164,792	TAL Advantage V LLC
	Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $164,721) (b)	168,118
228,435	United Airlines Pass Through Trust
	Series 2007-1, 6.636%, 01/02/2024	252,421
65,000	USAA Auto Owner Trust
	Series 2012-1, 0.570%, 08/15/2017	65,116
96,668	Volt NPL X LLC
	Series 2013-NPL4, 3.960%, 11/25/2053 (Acquired 06/19/2014, Cost $97,452) (b)	97,242
100,000	World Financial Network Credit Card Master Trust
	Series 2014-A, 0.532%, 12/15/2019 (a)	100,169
	Total Asset Backed Securities (Cost $3,208,021)	3,218,681

	BANK LOANS - 4.24%
76,274	Albertsons, LLC
	3.984%, 06/20/2021	76,624
540,853	Alcatel-Lucent USA, Inc.
	4.500%, 01/30/2019	542,092
104,738	American Beacon Advisors, Inc.
	4.750%, 11/22/2019	105,324
33,324	American Tire Distributors, Inc.
	5.750%, 06/01/2018	33,595
99,500	Amneal Pharmaceuticals, LLC
	5.753%, 11/01/2019	100,225
128,051	AmWINS Group, Inc.
	5.000%, 09/06/2019	128,638
124,688	Aptean Holdings, Inc.
	5.250%, 02/26/2020	125,272
114,713	Aramark Corp.
	3.250%, 02/24/2021	114,139
	Ardagh Group S.A.
20,000	4.000%, 12/17/2019	20,021
29,850	4.250%, 12/17/2019	29,943
222,750	Arysta LifeScience Corp.
	4.500%, 05/29/2020	224,279
235,200	Ascend Performance Materials LLC
	6.750%, 04/10/2018	234,024
67,966	Asurion Corp.
	5.000%, 05/24/2019	68,454
50,000	Audio Visual Services Corp.
	4.500%, 01/24/2021	50,195
49,354	Awas Aviation Capital Ltd.
	3.500%, 07/16/2018	49,447
73,895	Axalta Coatings Systems, LLC
	4.000%, 02/01/2020	74,029
	BMC Software, Inc.
184,434	5.000%, 09/10/2020	183,800

92,063	5.000%, 09/10/2020	92,984
127,834	Catalina Marketing Corporation
	4.500%, 04/09/2021	128,234
54,725	Cincinnati Bell, Inc.
	4.000%, 09/10/2020	54,799
49,626	Coinmach Corp.
	4.250%, 11/14/2019	49,775
85,000	Cooper Gay Swett & Crawford Ltd.
	8.250%, 10/16/2020	82,450
99,500	Crosby Worldwide Ltd.
	3.195%, 11/23/2020	99,438
	Crown Castle International Corp.
202,953	2.400%, 01/31/2019	203,531
90,745	3.000%, 01/31/2021	90,830
94,505	CSC Holdings LLC
	2.652%, 04/17/2020	93,619
38,948	DealerTrack Technologies, Inc.
	3.500%, 02/28/2021	38,960
	Del Monte Corp.
219,450	3.500%, 03/08/2020	218,353
44,888	4.250%, 02/18/2021	44,792
23,496	Dematic Corp.
	4.250%, 12/28/2019	23,535
155,000	Digital Cinema Implementation Partners, LLC
	3.250%, 05/17/2021	154,758
26,277	Doncasters Group Ltd.
	4.500%, 04/09/2020	26,285
6,746	Drew Marine, Inc.
	4.500%, 11/19/2020	6,784
80,000	Energy Transfer Equity L.P.
	3.250%, 12/02/2019	79,295
55,000	Entegris, Inc.
	3.500%, 04/30/2021	54,771
68,950	FleetPride Corp.
	5.250%, 11/19/2019	68,562
32,143	Fogo de Chão Churrascaria Holdings, LLC
	11.000%, 01/20/2020	32,645
	Garda World Security Corporation
49,124	4.000%, 11/06/2020	49,108
12,566	4.000%, 11/06/2020	12,563
67,000	Gates Global LLC
	3.481%, 06/12/2021	66,869
152,675	Getty Images, Inc.
	4.750%, 10/18/2019	147,696
139,650	Grifols, S.A.
	3.150%, 02/27/2021	139,659
49,750	Grosvenor Capital Management, L.P.
	3.750%, 01/04/2021	49,501
29,117	HarbourVest Partners, LLC
	3.250%, 02/04/2021	28,972
129,675	HUB International Ltd.
	4.250%, 10/02/2020	130,148
40,000	IMS Health Holdings, Inc.
	3.500%, 03/17/2021	39,820
142,003	Infor Global Solutions, Inc.
	3.750%, 06/03/2020	141,404
109,496	Inmar, Inc.
	4.250%, 01/27/2021	108,720
130,000	International Lease Finance Corp.
	3.500%, 03/06/2021	130,081
108,864	iQor, Inc.
	6.000%, 04/01/2021	105,190
95,000	J. Crew Group, Inc.
	4.000%, 03/05/2021	93,894
18,226	Libbey, Inc.
	3.750%, 04/09/2021	18,249
91,551	Lightower Fiber Networks, LLC
	4.000%, 04/13/2020	91,551
70,234	M/A-COM Technology Solutions, Inc.
	4.500%, 05/07/2021	70,849
130,000	Mallinckrodt, LLC
	3.500%, 03/19/2021	130,126
89,100	Matrix Acquisition Corp.
	4.000%, 06/07/2020	89,278
50,446	Microsemi Corporation
	3.500%, 02/19/2020	50,477
133,496	Millennium Laboratories, LLC
	5.250%, 04/16/2021	134,885
	Nexeo Solutions Holdings, LLC
99,561	5.000%, 09/08/2017	99,810
36,522	5.000%, 09/08/2017	36,613
50,000	Nine West Holdings, Inc.
	4.750%, 10/08/2019	50,315

59,700	NXP Semiconductors N.V.
	3.250%, 01/11/2020	59,485
79,800	Open Text Corporation
	3.250%, 01/16/2021	79,891
60,000	Ortho-Clinical Diagnostics, Inc.
	4.750%, 05/07/2021	60,483
217,800	Pacific Drilling Co.
	4.500%, 06/04/2018	218,889
70,000	Patheon, Inc.
	4.250%, 03/11/2021	69,563
27,352	Performance Sports Group Ltd.
	4.500%, 04/15/2021	27,438
37,073	PharMEDium Services, LLC
	4.250%, 01/28/2021	37,178
118,206	Pinnacle Agriculture Holdings, LLC
	4.750%, 11/15/2018	118,871
60,156	Pinnacle Foods, Inc.
	3.250%, 04/29/2020	59,952
61,765	Planet Fitness (Pty) Ltd.
	4.750%, 03/31/2021	62,093
	PowerTeam Services, LLC
39,600	4.250%, 05/06/2020	39,105
2,104	4.250%, 05/06/2020	2,072
111,021	Quintiles Transnational Holdings, Inc.
	3.750%, 06/08/2018	111,188
54,724	Reddy Ice Holdings, Inc.
	6.750%, 05/01/2019	53,629
74,173	Renaissance Learning
	4.500%, 04/09/2021	74,358
60,000	SBA Communications Corp.
	3.250%, 03/24/2021	59,781
134,905	Sedgwick CMS Holdings, Inc.
	3.750%, 03/01/2021	133,244
88,650	Sequa Corp.
	5.250%, 06/19/2017	87,985
95,000	Signode Packaging Systems
	4.000%, 05/01/2021	94,802
138,947	Sinclair Broadcast Group, Inc.
	3.000%, 04/09/2020	137,702
106,853	Skillsoft Ireland Limited
	4.500%, 04/28/2021	107,031
80,486	Sprouts Farmers Market, Inc.
	4.000%, 04/23/2020	80,788
81,819	Talbots, Inc.
	4.750%, 03/19/2020	81,410
59,700	Taminco Group Holdings
	3.250%, 02/15/2019	59,461
49,875	The Brickman Group, Ltd.
	4.000%, 12/18/2020	49,460
13,154	The Hillman Group, Inc.
	3.732%, 06/30/2021	13,233
72,370	The ServiceMaster Company
	3.485%, 06/25/2021	72,370
80,000	Time, Inc.
	4.250%, 04/26/2021	80,533
	TransDigm, Inc.
49,497	3.750%, 02/28/2020	49,371
35,000	3.750%, 06/04/2021	34,882
119,400	Tribune Company
	4.000%, 12/27/2020	119,698
34,188	VAT Vakuumventile AG
	4.750%, 02/11/2021	34,487
32,682	Verint Systems, Inc.
	3.500%, 09/06/2019	32,723
75,000	Visteon Corporation
	2.977%, 04/08/2021	74,590
12,482	WESCO International, Inc.
	3.750%, 12/12/2019	12,509
216,947	Wilsonart International, Inc.
	4.000%, 10/31/2019	216,296
133,164	Zayo Group, LLC
	4.000%, 07/02/2019	133,518
	Total Bank Loans (Cost $8,623,857)	8,660,348

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.42%
	Adjustable Rate Mortgage
49,635	Series 2004-4, 2.705%, 03/25/2035 (a)	47,672
107,117	Series 2004-5, 2.829%, 04/25/2035 (a)	107,145
58,044	Series 2004-5, 4.047%, 04/25/2035 (a)	57,242
	Alternative Loan Trust
108,981	Series 2005-J1, 5.500%, 02/25/2025	111,459
41,778	Series 2003-9T1, 5.500%, 07/25/2033	42,841
49,734	Series 2003-20CB, 5.750%, 10/25/2033	52,594
90,848	Series 2004-14T2, 5.500%, 08/25/2034	95,361
28,845	Series 2004-28CB, 5.750%, 01/25/2035	29,155

86,212	Series 2006-4CB, 5.500%, 04/25/2036	82,322
225,470	Series 2006-J4, 6.250%, 07/25/2036	155,142
208,454	Series 2007-4CB, 5.750%, 04/25/2037	188,896
	Banc of America Alternative Loan Trust
66,120	Series 2003-8, 5.500%, 10/25/2033	68,474
138,064	Series 2003-10, 5.500%, 12/25/2033	142,303
81,104	Series 2013-10, 5.500%, 12/25/2033	83,867
80,482	Series 2005-6, 5.250%, 07/25/2035	73,071
	Banc of America Funding Corp.
190,662	Series 2004-B, 2.578%, 11/20/2034 (a)	183,544
43,351	Series 2005-5, 5.500%, 09/25/2035	45,621
1,957,874	Series 2006-3, 5.750%, 03/25/2036	1,851,667
112,929	Series 2008-R4, 0.602%, 07/25/2037 (Acquired 10/17/2012, Cost $79,910) (a)(b)	72,633
122,722	Bank of America Mortgage Securities, Inc.
	Series 2005-A, 2.753%, 02/25/2035 (a)	123,669
240,000	Bear Stearns Commercial Mortgage Securities Trust
	Series 2003-PWR2, 6.619%, 05/11/2039 (Acquired 03/06/2012, Cost $245,561) (a)(b)	245,369
835,000	CFCRE Commercial Mortgage Trust
	Series 2011-C1, 5.730%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,187) (a)(b)	924,907
	Chase Mortgage Finance Trust
91,669	Series 2007-A1, 2.590%, 02/25/2037 (a)	91,300
1,270,250	Series 2007-S3, 6.000%, 05/25/2037	1,092,843
	CHL Mortgage Pass-Through Trust
65,624	Series 2003-57, 5.500%, 01/25/2034	68,954
63,021	Series 2004-12, 2.754%, 08/25/2034 (a)	59,723
66,615	Series 2004-HYB4, 2.450%, 09/20/2034 (a)	66,045
296,321	Series 2004-HYB8, 3.275%, 01/20/2035 (a)	291,641
94,708	Series 2005-11, 0.422%, 04/25/2035 (a)	77,654
81,299	Series 2005-21, 5.500%, 10/25/2035	75,835
178,037	Series 2006-10, 6.000%, 05/25/2036	165,810
167,680	Series 2006-20, 6.000%, 02/25/2037	157,480
111,811	Citicorp Mortgage Securities Trust
	Series 2006-4, 6.000%, 08/25/2036	114,810
225,000	Citigroup Commercial Mortgage Trust
	Series 2013-375P, 3.635%, 05/11/2035 (Acquired 05/16/2013, Cost $211,551) (a)(b)	214,564
	Citigroup Mortgage Loan Trust
46,860	Series 2005-2, 2.530%, 05/25/2035 (a)	46,342
470,297	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $481,336) (b)	486,598
	CitiMortgage Alternative Loan Trust
155,149	Series 2006-A3, 6.000%, 07/25/2036	139,869
128,091	Series 2006-A4, 6.000%, 09/25/2036	113,694
291,775	Series 2007-A6, 6.000%, 06/25/2037	250,182
140,554	Series 2007-A6, 6.000%, 06/25/2037	120,518
100,000	COMM Mortgage Trust
	Series 2014-SAVA, 2.550%, 06/15/2034 (Acquired 06/26/2014, Cost $100,000) (a)(b)(c)	100,000
	Credit Suisse First Boston Mortgage Securities Corp.
52,176	Series 2005-1, 5.250%, 05/25/2028	53,122
42,185	Series 2003-AR26, 2.614%, 11/25/2033 (a)	41,055
35,873	Series 2003-AR28, 2.603%, 12/25/2033 (a)	35,057
111,745	Series 2004-AR4, 2.578%, 05/25/2034 (a)	110,021
162,736	Series 2005-10, 5.500%, 11/25/2035	145,955
180,750	Credit Suisse Mortgage Capital Certificates
	Series 2006-8, 6.500%, 10/25/2021	162,205
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
676,249	Series 2006-9, 6.000%, 11/25/2036	657,674
741,876	Series 2007-1, 6.000%, 02/25/2037	660,485
100,000	Del Coronado Trust
	Series 2013-HDMZ, 5.152%, 03/15/2018 (Acquired 04/01/2013, Cost $100,056) (a)(b)	100,630
	Deutsche Alt-A Securities, Inc.
65,798	Series 2005-3, 5.250%, 06/25/2035	67,378
59,842	Series 2005-5, 5.500%, 11/25/2035 (a)	56,235
893,133	Series 2006-AR1, 5.246%, 02/25/2036 (a)	768,097
381,000	Extended Stay America Trust
	Series 2013-ESH, 5.521%, 12/05/2031 (Acquired 01/31/2013, Cost $396,467) (a)(b)	401,580
68,415	FDIC Trust
	Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/08/2013, Cost $68,917) (a)(b)	69,576
656,545	First Horizon Alternative Mortgage Securities
	Series 2007-FA4, 6.250%, 08/25/2037	538,046
776,874	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	692,982
18,314	GMAC Mortgage Loan Trust
	Series 2003-J7, 5.000%, 11/25/2033	19,001
	GSR Mortgage Loan Trust
148,414	Series 2004-14, 2.778%, 12/25/2034 (a)	149,114
56,986	Series 2004-14, 2.829%, 12/25/2034 (a)	51,927
172,198	Series 2005-AR4, 2.472%, 07/25/2035 (a)	162,538
231,747	Series 2006-8F, 6.000%, 09/25/2036	187,509
1,235,201	Series 2006-9F, 6.500%, 10/25/2036	1,121,400
606,119	Series 2007-4F, 6.000%, 07/25/2037	556,331
	Hilton USA Trust
100,000	Series 2013-HLT, 3.714%, 11/07/2030 (Acquired 11/22/2013, Cost $100,462) (b)	102,530
100,000	Series 2013-HLT, 4.407%, 11/07/2030 (Acquired 11/22/2013, Cost $100,463) (b)	103,858
100,000	Series 2013-HLT, 4.602%, 11/07/2030 (Acquired 11/22/2013, Cost $100,463) (a)(b)	103,606

886,331	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	814,119
	IndyMac INDX Mortgage Loan Trust
873,353	Series 2005-AR1, 2.438%, 03/25/2035 (a)	879,481
51,255	Series 2005-AR16IP, 0.792%, 07/25/2045 (a)	47,683
142,534	JPMorgan Alternative Loan Trust
	Series 2006-A1, 2.476%, 03/25/2036 (a)	125,831
	JPMorgan Chase Commercial Mortgage Securities Trust
95,282	Series 2013-JWMZ, 6.152%, 04/15/2018 (Acquired 05/23/2013, Cost $95,936) (a)(b)	95,988
8,589,111	Series 2012-C8, 2.296%, 10/17/2045 (a)(d)	944,059
	JPMorgan Mortgage Trust
92,113	Series 2005-A5, 2.847%, 08/25/2035 (a)	92,756
74,899	Series 2006-A1, 2.546%, 02/25/2036 (a)	67,234
147,979	Series 2006-A7, 2.626%, 01/25/2037 (a)	133,374
176,065	Series 2007-S1, 5.750%, 03/25/2037	153,979
	MASTR Adjustable Rate Mortgages Trust
144,165	Series 2004-7, 2.499%, 07/25/2034 (a)	146,200
913,800	Series 2006-2, 2.614%, 01/25/2036 (a)	906,708
	MASTR Alternative Loan Trust
59,011	Series 2003-9, 5.250%, 11/25/2033	61,534
66,640	Series 2004-5, 5.500%, 06/25/2034	70,168
73,134	Series 2004-5, 6.000%, 06/25/2034	77,763
169,680	Series 2004-8, 6.000%, 09/25/2034	174,529
19,509	Series 2004-12, 5.250%, 12/25/2034	19,670
115,345	Merrill Lynch Mortgage Investors Trust
	Series 2006-2, 2.112%, 05/25/2036 (a)	115,525
400,000	Morgan Stanley Capital I Trust
	Series 2011-C2, 5.482%, 06/17/2044 (Acquired 06/22/2011, Cost $349,606) (a)(b)	424,852
1,329,949	Morgan Stanley Mortgage Loan Trust
	Series 2005-10, 6.000%, 12/25/2035	1,134,177
200,000	Motel 6 Trust
	Series 2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (a)(b)	203,552
106,173	New York Mortgage Trust
	Series 2006-1, 2.696%, 05/25/2036 (a)	97,435
	Residential Asset Securitization Trust
1,197,155	Series 2007-A2, 6.000%, 04/25/2037	1,054,075
933,170	Series 2007-A6, 6.000%, 06/25/2037	872,735
1,247,049	Series 2007-A7, 6.000%, 07/25/2037	956,264
156,285	Residential Funding Mortgage Securities I
	Series 2006-S1, 5.750%, 01/25/2036	161,456
	SCG Trust
100,000	Series 2013-SRP1, 2.652%, 11/15/2026 (Acquired 05/02/2014, Cost $100,357) (a)(b)	100,441
100,000	Series 2013-SRP1, 3.402%, 11/15/2026 (Acquired 05/05/2014, Cost $100,417) (a)(b)	100,586
91,614	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-14, 0.462%, 07/25/2035 (a)	75,122
	Washington Mutual Mortgage Pass-Through Certificates
46,916	Series 2004-CB2, 5.500%, 07/25/2034	49,839
360,469	Series 2006-5, 6.000%, 07/25/2036	301,025
252,440	Series 2006-AR19, 1.951%, 01/25/2047 (a)	236,785
90,525	Series 2007-OA3, 0.883%, 04/25/2047 (a)	82,807
475,772	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	430,632
	Wells Fargo Mortgage Backed Securities Trust
47,995	Series 2003-J, 2.612%, 10/25/2033 (a)	48,974
122,150	Series 2004-A, 2.635%, 02/25/2034 (a)	124,840
47,297	Series 2005-AR10, 2.614%, 01/25/2035 (a)	48,014
146,944	Series 2005-11, 5.500%, 11/25/2035	154,612
115,000	Series 2005-16, 6.000%, 12/25/2035	114,346
96,592	Series 2005-17, 5.500%, 01/25/2036	99,795
	Total Collateralized Mortgage Obligations (Cost $27,373,845)	27,435,693

Number of Shares
	COMMON STOCKS - 1.53%
	Automobiles - 0.12%
3,796	General Motors Co.	137,795
850	Toyota Motor Corp. - ADR	101,711
		239,506
	Banks - 0.03%
1,059	HSBC Holdings Plc - ADR	53,797
	Chemicals - 0.18%
1,281	Rockwood Holdings, Inc.	97,343
3,631	The Dow Chemical Co.	186,851
3,455	Tronox Ltd.	92,940
		377,134
	Computers & Peripherals - 0.04%
3,460	EMC Corp.	91,136
	Diversified Telecommunication Services - 0.14%
2,511	AT&T, Inc.	88,789
4,037	Verizon Communications, Inc.	197,530
		286,319
	Food & Staples Retailing - 0.10%
1,629	CVS Caremark Corp.	122,778
1,079	Wal-Mart Stores, Inc.	81,000
		203,778

	Gas Utilities - 0.03%
2,485	Tokyo Gas Co., Ltd. - ADR (e)	58,224
	Industrial Conglomerates - 0.04%
634	Siemens AG - ADR	83,808
	Office Electronics - 0.02%
1,139	Canon, Inc. - ADR	37,302
	Oil & Gas - 0.10%
1,317	Exxon Mobil Corp.	132,596
2,493	Statoil ASA - ADR	76,859
		209,455
	Pharmaceuticals - 0.40%
988	Bayer AG - ADR	139,575
2,739	Eli Lilly & Co.	170,284
1,662	GlaxoSmithKline Plc - ADR	88,884
1,237	Johnson & Johnson	129,415
2,936	Pfizer, Inc.	87,140
3,238	Roche Holdings Ltd. - ADR	120,777
1,674	Sanofi - ADR	89,007
		825,082
	Semiconductor & Semiconductor Equipment - 0.06%
932	KLA-Tencor Corp.	67,701
1,370	Texas Instruments, Inc.	65,472
		133,173
	Tobacco - 0.12%
2,434	Altria Group, Inc.	102,082
545	British American Tobacco Plc - ADR	64,899
965	Philip Morris International, Inc.	81,359
		248,340
	Trading Companies & Distributors - 0.09%
2,030	Mitsubishi Corp. - ADR (e)	84,204
288	Mitsui & Co., Ltd. - ADR (e)	92,304
		176,508
	Transportation - 0.02%
22	CEVA Holdings LLC (e)	32,524
	Wireless Telecommunication Services - 0.04%
2,161	Vodafone Group Plc - ADR	72,156
	Total Common Stocks (Cost $2,657,320)	3,128,242

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.66%
	Auto Components - 0.04%
30,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	91,275
	Automobiles - 0.14%
140,000	Ford Motor Co.
	4.250%, 11/15/2016	280,437
	Biotechnology - 0.24%
	BioMarin Pharmaceutical, Inc.
20,000	0.750%, 10/15/2018	20,787
38,000	1.500%, 10/15/2020	40,209
65,000	Emergent BioSolutions, Inc.
	2.875%, 01/15/2021 (Acquired 05/09/2014 through 05/21/2014, Cost $66,923) (b)	68,128
100,000	Gilead Sciences, Inc.
	1.625%, 05/01/2016	364,688
		493,812
	Communications Equipment - 0.17%
75,000	Ciena Corp.
	3.750%, 10/15/2018 (Acquired 01/07/2012 and 11/04/2013, Cost $84,139) (b)	103,359
160,000	JDS Uniphase Corp.
	0.625%, 08/15/2033 (Acquired 05/02/2014 through 05/23/2014, Cost $158,265) (b)	160,800
85,000	Palo Alto Networks, Inc.
	0.000%, 07/01/2019 (Acquired 06/25/2014, Cost $85,000) (b)(h)	87,808
		351,967
	Computers & Peripherals - 0.08%
80,000	SanDisk Corp.
	1.500%, 08/15/2017	163,150
	Energy Equipment & Services - 0.05%
85,000	Hornbeck Offshore Services, Inc.
	1.500%, 09/01/2019	103,009
	Household Durables - 0.05%
95,000	Jarden Corp.
	1.125%, 03/15/2034 (Acquired 04/08/2014 through 05/15/2014, Cost $92,707) (b)	97,494
	Internet & Catalog Retail - 0.15%
	Priceline.com, Inc.
63,000	1.000%, 03/15/2018	89,578
183,000	0.350%, 06/15/2020	216,970
		306,548
	Internet Software & Services - 0.04%
80,000	MercadoLibre, Inc.
	2.250%, 07/01/2019 (Acquired 06/25/2014, Cost $80,000) (b)	84,482
	Metals & Mining - 0.46%
780,000	B2Gold Corp.
	3.250%, 10/01/2018 (Acquired 08/19/2013, Cost $780,000) (b)	842,400

74,000	United States Steel Corp.
	2.750%, 04/01/2019	92,269
		934,669
	Oil & Gas - 0.06%
50,000	Chesapeake Energy Corp.
	2.750%, 11/15/2035	53,250
85,000	Peabody Energy Corp.
	4.750%, 12/15/2041	64,228
		117,478
	Pharmaceuticals - 0.07%
35,000	Mylan, Inc.
	3.750%, 09/15/2015	135,866
	Semiconductor & Semiconductor Equipment - 0.07%
90,000	Intel Corp.
	3.250%, 08/01/2039	138,994
	Software - 0.04%
85,000	Nuance Communications, Inc.
	2.750%, 11/01/2031	85,319
	Total Convertible Obligations (Cost $2,752,635)	3,384,500

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.60%
	Electric Utilities - 0.01%
400	NextEra Energy, Inc.	25,996
	Metals & Mining - 0.08%
7,595	ArcelorMittal SA	170,812
	Multi-Utilities - 0.05%
466	Dominion Resources, Inc. (e)	24,523
698	Dominion Resources, Inc. - Series A	40,240
547	Dominion Resources, Inc. - Series B	31,737
		96,500
	Oil & Gas - 0.06%
91	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost $91,288) (b)	115,513
	Real Estate - 0.30%
3,046	iStar Financial, Inc.	195,705
7,500	Weyerhaeuser Co.	425,625
		621,330
	Wireless Telecommunication Services - 0.10%
2,065	Crown Castle International Corp.	210,465
	Total Convertible Preferred Stocks (Cost $1,071,505)	1,240,616

Principal Amount
	CORPORATE OBLIGATIONS - 13.62%
	Aerospace & Defense - 0.32%
305,000	Meccanica Holdings USA, Inc.
	6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $268,307) (b)	295,850
35,000	Rockwell Collins, Inc.
	0.581%, 12/15/2016 (a)	35,107
	TransDigm, Inc.
222,000	6.000%, 07/15/2022 (Acquired 05/20/2014, Cost $222,000) (b)	228,382
100,000	6.500%, 07/15/2024 (Acquired 05/20/2014, Cost $100,000) (b)	104,250
		663,589
	Banks - 1.96%
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	107,719
100,000	5.000%, 08/15/2022	103,875
100,000	Citigroup, Inc.
	6.300%, 12/29/2049 (a)	102,312
1,000,000	Halyk Savings Bank of Kazakhstan JSC
	7.250%, 01/28/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $1,014,942) (b)	1,090,000
375,000	Intesa Sanpaolo SpA
	5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $375,000) (b)	380,171
	JPMorgan Chase & Co.
800,000	4.250%, 11/02/2018	674,510
100,000	6.000%, 12/29/2049 (a)	102,500
100,000	5.000%, 12/29/2049 (a)	100,159
	Royal Bank of Scotland Group Plc
200,000	6.934%, 04/09/2018	317,968
675,000	6.125%, 12/15/2022	740,731
275,000	Societe Generale SA
	5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $272,506) (b)	288,151
		4,008,096
	Beverages - 0.02%
40,000	Crestview DS Merger Sub II, Inc.
	10.000%, 09/01/2021 (Acquired 02/11/2014, Cost $43,904) (b)	44,900
	Building Materials - 0.08%
155,000	Atrium Windows & Doors, Inc.
	7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $153,410) (b)	157,325
	Business Services - 0.60%
1,120,000	Alfa Bond OJSC Via Alfa Bond Issuance Plc
	7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,222,200

	Chemicals - 0.43%
660,000	Hercules, Inc.
	6.500%, 06/30/2029	603,900
	INEOS Group Holdings SA
100,000	6.500%, 08/15/2018 (Acquired 05/02/2013, Cost $130,659) (b)	143,092
100,000	5.750%, 02/15/2019 (Acquired 02/11/2014, Cost $136,400) (b)	141,722
		888,714
	Commercial Services & Supplies - 0.23%
340,000	ServiceMaster Co.
	7.000%, 08/15/2020	363,375
95,000	Transfield Services Ltd.
	8.375%, 05/15/2020 (Acquired 05/07/2014, Cost $95,000) (b)	98,088
		461,463
	Communications - 0.11%
200,000	Univision Communications, Inc.
	7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $210,043) (b)	221,000
	Construction & Engineering - 0.06%
300,000	Odebrecht Finance Ltd.
	8.250%, 04/25/2018 (Acquired 04/17/2013, Cost $149,348) (b)	122,879
	Consumer Finance - 0.18%
150,000	Caterpillar Financial Services Corp.
	0.457%, 03/03/2017 (a)	150,260
	SLM Corp.
100,000	8.450%, 06/15/2018	118,437
100,000	5.500%, 01/15/2019	106,500
		375,197
	Diversified Financial Services - 0.39%
300,000	General Electric Capital Corp.
	7.125%, 06/15/2022 (a)	354,612
236,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
	4.875%, 03/15/2019	243,670
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp.
	6.875%, 04/15/2022 (Acquired 05/28/2014, Cost $202,500) (b)	203,000
		801,282
	Diversified Telecommunication Services - 0.05%
100,000	Frontier Communications Corp.
	7.875%, 01/15/2027	103,875
	Electric Utilities - 0.54%
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (b)	257,909
60,000	Duke Energy Progress, Inc.
	0.430%, 03/06/2017 (a)	60,072
500,000	Enel SpA
	8.750%, 09/24/2073 (Acquired 09/17/2013 and 01/27/2014, Cost $515,515) (b)	590,000
200,000	InterGen NV
	7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (b)	207,500
		1,115,481
	Electronic Equipment, Instruments & Components - 0.11%
225,000	Sanmina Corporation
	4.375%, 06/01/2019 (Acquired 05/20/2014, Cost $225,000) (b)	225,281
	Energy Equipment & Services - 0.04%
78,000	CGG
	7.750%, 05/15/2017	79,365
	Food Products - 0.32%
445,000	BRF SA
	7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (b)	174,717
142,000	Del Monte Corp.
	7.625%, 02/15/2019	148,156
200,000	JBS USA, LLC / JBS USA Finance, Inc.
	8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $197,069) (b)	218,000
100,000	Sun Merger Sub, Inc.
	5.875%, 08/01/2021 (Acquired 07/19/2013, Cost $100,000) (b)	106,000
		646,873
	Health Care Providers & Services - 0.43%
105,000	BioScrip, Inc.
	8.875%, 02/15/2021 (Acquired 02/06/2014 and 02/07/2014, Cost $105,700) (b)	109,856
	CHS/Community Health Systems, Inc.
200,000	8.000%, 11/15/2019	219,500
115,000	6.875%, 02/01/2022 (Acquired 01/15/2014, Cost $115,000) (b)	122,475
100,000	DaVita Healthcare Partners, Inc.
	5.125%, 07/15/2024	100,813
100,000	HCA, Inc.
	5.000%, 03/15/2024	101,632
	Tenet Healthcare Corp.
100,000	5.000%, 03/01/2019 (Acquired 03/05/2014, Cost $100,000) (b)	101,625
100,000	8.125%, 04/01/2022	116,000
		871,901
	Holding Companies-Diversified - 0.18%
100,000	Faenza GmbH
	8.250%, 08/15/2021 (Acquired 07/25/2013, Cost $132,850) (b)	151,650
200,000	Stena AB
	7.000%, 02/01/2024 (Acquired 01/17/2014, Cost $200,000) (b)	213,500
		365,150

	Home Improvement - 0.04%
70,000	CPG Merger Sub LLC
	8.000%, 10/01/2021 (Acquired 04/09/2014, Cost $75,488) (b)	74,025
	Hotels, Restaurants & Leisure - 0.31%
250,000	Caesars Entertainment Operating Co., Inc.
	11.250%, 06/01/2017	230,000
65,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
	5.625%, 10/15/2021 (Acquired 05/14/2014 and 05/21/2014, Cost $68,311) (b)	69,184
200,000	MGM Resorts International
	7.500%, 06/01/2016	221,250
100,000	Pinnacle Entertainment, Inc.
	6.375%, 08/01/2021	106,000
		626,434
	Household Products - 0.13%
250,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021 (a)	273,125
	Independent Power & Renewable Electricity Producers - 0.18%
160,000	AES Corp.
	3.229%, 06/01/2019 (a)	161,600
	Calpine Corp.
100,000	6.000%, 01/15/2022 (Acquired 10/17/2013, Cost $99,193) (b)	108,250
100,000	5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (b)	106,000
		375,850
	Insurance - 0.59%
700,000	Assicurazioni Generali SpA
	7.750%, 12/12/2042 (a)(g)	1,203,501
	Internet Software & Services - 0.05%
100,000	Equinix, Inc.
	5.375%, 04/01/2023	102,750
	Leisure Equipment & Products - 0.07%
145,000	24 Hour Holdings III LLC
	8.000%, 06/01/2022 (Acquired 05/20/2014 through 06/03/2014, Cost $145,000) (b)	145,000
	Machinery - 0.10%
200,000	Navistar International Corp.
	8.250%, 11/01/2021	209,500
	Media - 0.57%
145,000	Altice SA
	7.250%, 05/15/2022 (Acquired 04/23/2014, Cost $200,340) (b)	211,484
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.250%, 09/30/2022	101,875
150,000	Clear Channel Communications, Inc.
	9.000%, 03/01/2021	161,062
	Clear Channel Worldwide Holdings, Inc.
120,000	7.625%, 03/15/2020	130,050
100,000	6.500%, 11/15/2022	108,250
100,000	Gannett Co., Inc.
	5.125%, 07/15/2020 (Acquired 07/24/2013, Cost $98,566) (b)	103,125
100,000	Sirius XM Radio, Inc.
	6.000%, 07/15/2024 (Acquired 05/01/2014, Cost $100,000) (b)	104,250
200,000	VTR Finance BV
	6.875%, 01/15/2024 (Acquired 01/17/2014, Cost $200,000) (b)	215,248
30,000	Wave Holdco LLC / Wave Holdco Corp.
	8.250%, 07/15/2019 (Acquired 06/18/2014, Cost $30,000) (b)	30,938
		1,166,282
	Metals & Mining - 0.39%
200,000	ArcelorMittal SA
	6.000%, 03/01/2021	217,250
	First Quantum Minerals Ltd.
115,000	6.750%, 02/15/2020 (Acquired 05/15/2012, Cost $99,377) (b)	119,025
115,000	7.000%, 02/15/2021 (Acquired 05/15/2012, Cost $99,231) (b)	118,881
250,000	FMG Resources Ltd.
	6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $262,470) (b)	263,125
75,000	Worthington Industries, Inc.
	4.550%, 04/15/2026	78,189
		796,470
	Multi-Utilities - 0.09%
200,000	Texas Competitive Electric Holdings Co., LLC
	11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $193,097) (b)(f)	183,500
	Oil & Gas - 1.44%
103,000	Baytex Energy Corp.
	5.125%, 06/01/2021 (Acquired 05/29/2014, Cost $103,000) (b)	103,772
200,000	Chaparral Energy, Inc.
	8.250%, 09/01/2021	220,500
200,000	Chesapeake Energy Corp.
	6.125%, 02/15/2021	225,000
64,000	Cimarex Energy Co.
	4.375%, 06/01/2024	65,360
100,000	CONSOL Energy, Inc.
	5.875%, 04/15/2022 (Acquired 04/10/2014, Cost $100,000) (b)	105,000
200,000	Energy Transfer Equity L.P.
	5.875%, 01/15/2024 (Acquired 05/22/2014, Cost $203,988) (b)	210,000
	Gibson Energy, Inc.
15,000	6.750%, 07/15/2021 (Acquired 06/09/2014, Cost $16,190) (b)	16,312
60,000	5.375%, 07/15/2022 (Acquired 06/09/2014, Cost $55,000) (b)	56,722
100,000	Halcon Resources Corp.
	9.250%, 02/15/2022	109,750

150,000	Linn Energy LLC / Linn Energy Finance Corp.
	7.750%, 02/01/2021	162,563
200,000	Offshore Group Investment Ltd.
	7.500%, 11/01/2019	212,500
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (b)(f)	13,000
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (b)(f)	50,000
100,000	Penn Virginia Corporation
	8.500%, 05/01/2020	112,250
300,000	Pertamina Persero PT
	6.450%, 05/30/2044 (Acquired 05/22/2014, Cost $300,000) (b)	298,500
43,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (b)	360,643
	QEP Resources, Inc.
125,000	5.375%, 10/01/2022	129,375
25,000	5.250%, 05/01/2023	25,688
200,000	Quicksilver Resources, Inc.
	9.125%, 08/15/2019	186,500
200,000	Samson Investment Co.
	10.750%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (b)	211,750
65,000	Sanchez Energy Corp.
	6.125%, 01/15/2023 (Acquired 06/13/2014, Cost $65,000) (b)	67,275
		2,942,460
	Pharmaceuticals - 0.21%
200,000	Grifols Worldwide Operations Ltd.
	5.250%, 04/01/2022 (Acquired 03/05/2014, Cost $200,000) (b)	208,000
200,000	VPII Escrow Corp.
	7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $200,000) (b)	222,250
		430,250
	Pipelines - 0.21%
	Regency Energy Partners LP / Regency Energy Finance Corp.
45,000	5.750%, 09/01/2020	48,712
125,000	5.875%, 03/01/2022	136,094
25,000	4.500%, 11/01/2023	24,875
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (a)	106,250
100,000	5.625%, 04/15/2023	104,500
		420,431
	Publishing - 0.05%
100,000	Visant Corp.
	10.000%, 10/01/2017	93,750
	Real Estate - 0.63%
150,000	Host Hotels & Resorts LP
	5.250%, 03/15/2022	165,623
	iStar Financial, Inc.
505,000	4.000%, 11/01/2017	509,419
215,000	5.000%, 07/01/2019	216,075
375,000	Rialto Holdings LLC / Rialto Corp.
	7.000%, 12/01/2018 (Acquired 11/08/2013 through 03/06/2014, Cost $377,700) (b)	394,453
		1,285,570
	Road & Rail - 0.05%
100,000	PBF Holding Co. LLC / PBF Finance Corp.
	8.250%, 02/15/2020	109,500
	Semiconductor & Semiconductor Equipment - 0.21%
250,000	Abengoa Finance SAU
	8.875%, 11/01/2017 (Acquired 04/12/2011, Cost 252,535) (b)	283,750
60,000	Advanced Micro Devices, Inc.
	7.000%, 07/01/2024 (Acquired 06/02/2014, Cost $60,000) (b)	61,425
40,000	Novellus Systems, Inc.
	2.625%, 05/15/2041	81,150
		426,325
	Software - 0.25%
165,000	Blackboard, Inc.
	7.750%, 11/15/2019 (Acquired 10/24/2013, Cost $165,000) (b)	173,250
100,000	BMC Software Finance, Inc.
	8.125%, 07/15/2021 (Acquired 08/07/2013, Cost $100,000) (b)	103,375
	First Data Corp.
100,000	8.250%, 01/15/2021 (Acquired 02/17/2012, Cost $97,842) (b)	110,000
100,000	12.625%, 01/15/2021	123,375
		510,000
	Specialty Retail - 0.04%
80,000	Group 1 Automotive, Inc.
	5.000%, 06/01/2022 (Acquired 05/16/2014, Cost $80,000) (b)	80,400
	Telecommunication Services - 0.71%
200,000	Digicel Group Ltd.
	8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (b)	219,000
250,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	274,687
200,000	Lynx II Corp.
	6.375%, 04/15/2023 (Acquired 02/07/2013, Cost 200,000) (b)	218,000
	T Mobile USA, Inc.
100,000	6.542%, 04/28/2020	108,375
100,000	6.500%, 01/15/2024	107,125

100,000	UPC Holding B.V.
	6.750%, 03/15/2023 (Acquired 03/21/2013, Cost $128,966) (b)	152,335
	Wind Acquisition Finance SA
125,000	4.203%, 07/15/2020 (Acquired 06/24/2014, Cost $170,056) (a)(b)	173,516
200,000	7.375%, 04/23/2021 (Acquired 04/08/2014, Cost $200,000) (b)	214,000
		1,467,038
	Textiles, Apparel & Luxury Goods - 0.95%
	Edcon Holdings (Pty) Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (b)	1,142,400
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $383,036) (b)	417,979
150,000	13.375%, 06/30/2019 (Acquired 11/08/2013, Cost $200,393) (b)	196,193
100,000	New Look Bondco I Plc
	8.750%, 05/14/2018 (Acquired 05/03/2013, Cost $155,659) (b)	183,547
		1,940,119
	Transportation - 0.10%
180,000	CHC Helicopter SA
	9.250%, 10/15/2020	197,100
	Wireless Telecommunication Services - 0.20%
100,000	Crown Castle International Corp.
	5.250%, 01/15/2023	104,750
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $150,000) (b)	182,250
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, cost $100,000) (b)	115,500
		402,500
	Total Corporate Obligations (Cost $27,049,307)	27,836,451

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 31.85%
	Canadian Government Bond
754,000	2.250%, 08/01/2014	707,404
1,147,000	1.000%, 11/01/2014	1,074,905
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $103,437) (b)	96,000
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	1,132,800
	Ghana Government Bond
10,000	14.000%, 10/13/2014	2,918
1,470,000	14.990%, 02/23/2015	416,884
1,780,000	24.000%, 05/25/2015	531,685
100,000	21.000%, 10/26/2015	28,859
75,000	19.240%, 05/30/2016	20,802
1,510,000	23.000%, 02/13/2017	443,660
40,000	26.000%, 06/05/2017	12,379
396,000	23.000%, 08/21/2017	115,125
990,000	19.040%, 09/24/2018	257,838
	Hungary Government Bond
185,900,000	6.750%, 08/22/2014	822,174
1,800,000	8.000%, 02/12/2015	8,233
9,000,000	7.750%, 08/24/2015	42,278
8,800,000	5.500%, 02/12/2016	40,919
23,200,000	5.500%, 12/22/2016	109,697
731,080,000	6.750%, 02/24/2017	3,568,334
227,610,000	6.750%, 11/24/2017	1,133,261
112,080,000	4.000%, 04/25/2018	510,513
22,680,000	5.500%, 12/20/2018	109,758
90,440,000	6.500%, 06/24/2019	458,107
4,380,000	7.500%, 11/12/2020	23,470
3,310,000	7.000%, 06/24/2022	17,527
17,900,000	6.000%, 11/24/2023	89,930
43,580,000	5.500%, 06/24/2025	212,582
	Hungary Government International Bond
440,000	4.375%, 07/04/2017 (g)	648,040
150,000	5.750%, 06/11/2018 (g)	234,921
2,650,000	6.375%, 03/29/2021	3,034,250
200,000	Iceland Government International Bond
	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	221,052
	Ireland Government Bond
1,019,000	4.400%, 06/18/2019	1,632,479
220,000	5.900%, 10/18/2019	377,837
750,000	4.500%, 04/18/2020	1,215,672
2,224,000	5.000%, 10/18/2020	3,717,214
1,563,000	5.400%, 03/13/2025	2,714,008
	Korea Treasury Bond
93,200,000	3.250%, 06/10/2015	92,673
2,684,400,000	2.750%, 12/10/2015	2,658,530
2,058,200,000	2.750%, 06/10/2016	2,038,373
1,846,100,000	3.000%, 12/10/2016	1,838,907

	Malaysia Government Bond
220,000	3.434%, 08/15/2014	68,562
10,000	3.741%, 02/27/2015	3,127
2,015,000	3.835%, 08/12/2015	632,423
12,104,000	4.720%, 09/30/2015	3,841,981
1,610,000	3.197%, 10/15/2015	501,742
	Mexican Bonos
325,090	6.000%, 06/18/2015	2,580,598
11,460	8.000%, 12/17/2015	94,324
8,600	6.250%, 06/16/2016	70,058
8,760	7.250%, 12/15/2016	73,320
20,000	7.750%, 12/14/2017	172,616
100,000	8.500%, 12/13/2018	892,881
235,000	6.500%, 06/10/2021	1,949,492
	Mexican Udibonos
10,365	4.500%, 12/18/2014 (k)	82,067
26,478	5.000%, 06/16/2016 (k)	224,488
22,629	3.500%, 12/14/2017 (k)	191,254
13,598	4.000%, 06/13/2019 (k)	118,479
11,238	2.500%, 12/10/2020 (k)	90,526
47,800,000	Philippine Government Bond
	1.625%, 04/25/2016	1,081,797
	Poland Government Bond
5,658,000	2.720%, 01/25/2017 (a)	1,863,159
8,783,000	2.710%, 01/25/2021 (a)	2,858,736
700,000	Republic of Ecuador
	7.950%, 06/20/2024 (Acquired 06/17/2014, Cost $700,000) (b)	723,450
	Republic of Ghana
1,870,000	24.440%, 05/29/2017	559,852
400,000	7.875%, 08/07/2023 (Acquired 07/25/2013, Cost 396,604) (b)	389,000
270,000	Republic of Kenya
	6.875%, 06/24/2024 (Acquired 06/16/2014, Cost $270,000) (b)	281,340
	Republic of Serbia
760,000	10.000%, 05/08/2017	9,236
890,000	10.000%, 11/21/2018	10,153
1,800,000	10.000%, 03/20/2021	19,742
1,060,000	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,212,375
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	661,583
20,200,000	10.000%, 04/27/2015	242,141
2,320,000	10.000%, 01/30/2016	28,005
2,090,000	10.000%, 05/22/2016	25,260
4,330,000	10.000%, 06/27/2016	52,471
1,700,000	10.000%, 08/15/2016	20,597
990,000	10.000%, 10/17/2016	11,997
10,400,000	10.000%, 12/19/2016	126,064
18,170,000	10.000%, 11/08/2017	215,987
310,000	Singapore Government Bond
	1.125%, 04/01/2016	251,930
610,000	Slovenia Government International Bond
	5.850%, 05/10/2023 (Acquired 05/02/2013 and 08/02/2013, Cost $594,646) (b)	687,775

	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	303,283
1,900,000	8.500%, 11/01/2015	14,831
132,300,000	8.000%, 06/01/2016	1,028,631
16,500,000	5.800%, 07/15/2017	120,838
11,130,000	8.500%, 04/01/2018	87,544
140,000	8.500%, 06/01/2018	1,084
710,000	7.500%, 08/15/2018	5,267
8,660,000	8.000%, 11/15/2018	64,803
500,000	10.600%, 07/01/2019	4,142
340,000	9.000%, 05/01/2021	2,519
1,900,000	11.200%, 07/01/2022	15,718
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (b)	631,625
200,000	9.250%, 07/24/2017	203,750
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,386,934) (b)	2,210,875
1,200,000	7.500%, 04/17/2023 (Acquired 07/18/2013 through 07/29/2013, Cost $1,074,449) (b)	1,135,500
	Uruguay Government International Bond
3,180,848	5.000%, 09/14/2018 (k)	150,913
5,664,565	4.250%, 04/05/2027 (k)	269,717
38,432,561	4.375%, 12/15/2028 (k)	1,872,937
1,261,170	4.000%, 07/10/2030 (k)	59,725
1,018,141	3.700%, 06/26/2037 (k)	45,756
	Uruguay Notas del Tesoro
397,345	7.000%, 12/23/2014	17,542
16,480,000	10.500%, 03/15/2015	697,787
1,080,551	4.000%, 06/14/2015 (k)	46,570
2,465,000	10.250%, 08/22/2015	102,855
222,000	9.500%, 01/27/2016	8,871
3,361,714	2.750%, 06/16/2016 (k)	140,925
85,758	4.250%, 01/05/2017 (k)	3,696
310,000	11.000%, 03/21/2017	12,393
54,313	2.250%, 08/23/2017 (k)	2,173
17,152	3.250%, 01/27/2019 (k)	739
6,031,646	4.000%, 06/10/2020 (k)	246,880
4,184,990	4.000%, 06/10/2020 (k)	184,555
1,252,067	2.500%, 09/27/2022 (k)	49,088
714,650	4.000%, 05/25/2025 (k)	31,973
	Total Foreign Government Debt Obligations (Cost $62,491,094)	65,108,091

Number of Shares
	INVESTMENT COMPANIES - 0.26%
	Exchange Traded Funds - 0.26%
10,755	WisdomTree Japan Hedged Equity Fund	530,867
	Total Investment Companies (Cost $516,363)	530,867

Principal Amount
	MORTGAGE BACKED SECURITIES - 12.14%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	671,838
922,263	Pool #4062, 3.500%, 06/15/2042	818,583
1,818,965	Pool #274, 3.000%, 08/15/2042	1,788,754
2,132,341	Pool #4097, 3.500%, 08/15/2042	1,979,461
2,248,507	Pool #T60853, 3.500%, 09/01/2042	2,293,186
2,154,943	Pool #T60854, 3.500%, 09/01/2042	2,197,811
2,339,773	Pool #284, 3.000%, 10/15/2042	2,282,566
	Federal National Mortgage Association
2,575,200	Pool #1200, 3.000%, 10/01/2032	2,629,083
1,213,456	Pool #1201, 3.500%, 10/01/2032	1,272,750
800,653	Pool #2005-56, 6.000%, 08/25/2033 (a)	886,384
677,936	Pool #2011-113, 4.000%, 03/25/2040	715,534
1,447,310	Pool #2012-63, 2.000%, 08/25/2040	1,422,591
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,217,005
1,838,680	Pool #2012-125, 3.000%, 11/25/2042	1,788,700
325,726	Pool #2013-6, 1.500%, 02/25/2043	245,592
	Government National Mortgage Association
1,774,492	Pool #2010-62, 5.597%, 05/20/2040 (a)(d)	278,460
1,850,912	Pool #2011-72, 5.227%, 05/20/2041 (a)(d)	259,505
700,000	Pool #2012-40, 4.000%, 01/20/2042	734,859
549,849	Pool #2102-78, 1.061%, 06/16/2052 (a)(d)	39,695
3,805,890	Pool #2012-135, 1.047%, 01/16/2053 (a)(d)	298,311
	Total Mortgage Backed Securities (Cost $25,666,704)	24,820,668

Number of Shares
	PREFERRED STOCKS - 0.17%
	Consumer Finance - 0.14%
289	Ally Financial, Inc. (Acquired 05/03/2012 through 06/20/2012, Cost $248,598) (b)	291,177
	Transportation - 0.03%
49	CEVA Holdings LLC (e)	53,405
	Total Preferred Stocks (Cost $336,380)	344,582

Number of Contracts
	PURCHASED OPTIONS - 0.03%
	Call Options
	Consumer Staples Select Sector SPDR ETF
93	Expiration: September, 2014, Exercise Price: $46.00	2,883
	Health Care Select Sector SPDR ETF
92	Expiration: September, 2014, Exercise Price: $61.00	12,604
	iShares Russell 2000 ETF
50	Expiration: August, 2014, Exercise Price: $118.00	13,300
	WisdomTree Japan Hedged Equity Fund
342	Expiration: August, 2014, Exercise Price: $49.38	39,330
	Total Purchased Options (Cost $67,338)	68,117

Principal Amount
	U.S. TREASURY OBLIGATIONS - 0.36%
	U.S. Treasury Bonds
730,000	3.375%, 05/15/2044	735,019
	Total U.S. Treasury Obligations (Cost $725,209)	735,019

	SHORT TERM INVESTMENTS - 16.81%
	Foreign Government Debt Obligations - 8.79%
	Bank Negara Malaysia Monetary Notes
20,000	4.910%, 07/03/2014 (i)	6,228
10,000	4.910%, 07/10/2014 (i)	3,112
170,000	4.978%, 07/15/2014 (i)	52,885
10,000	4.910%, 07/17/2014 (i)	3,110
30,000	4.910%, 07/24/2014 (i)	9,326
310,000	3.044%, 08/05/2014 (i)	96,280
560,000	3.051%, 09/09/2014 (i)	173,418
1,950,000	3.054%, 09/18/2014 (i)	603,426
690,000	3.061%, 10/16/2014 (i)	213,035
1,005,000	3.065%, 10/28/2014 (i)	309,986
330,000	3.025%, 11/18/2014 (i)	101,598
330,000	3.073%, 12/02/2014 (i)	101,480
200,000	3.082%, 12/16/2014 (i)	61,417
330,000	3.091%, 01/08/2015 (i)	101,119
2,590,000	3.112%, 03/05/2015 (i)	789,481
700,000	3.115%, 03/12/2015 (i)	213,235
690,000	3.120%, 03/24/2015 (i)	209,954
1,120,000	3.130%, 04/16/2015 (i)	340,061
180,000	3.134%, 04/28/2015 (i)	54,591
1,530,000	3.137%, 05/05/2015 (i)	463,274
80,000	3.143%, 05/19/2015 (i)	24,218
140,000	3.184%, 06/03/2015 (i)	42,335
330,000	3.154%, 06/16/2015 (i)	99,656
	Korea Monetary Stabilization Bond
328,000,000	2.720%, 09/09/2014	324,263
443,460,000	2.740%, 02/02/2015	438,666
1,604,340,000	2.470%, 04/02/2015	1,584,305
6,092,200,000	2.900%, 12/02/2015	6,044,314
92,000,000	2.800%, 04/02/2016	91,175
239,800,000	2.790%, 06/02/2016	237,669
310,000	Monetary Authority of Singapore
	0.297%, 09/30/2014 (i)	248,477
	Mexico Cetes
647,730	2.951%, 10/16/2014 (i)	494,943
1,205,800	3.041%, 12/11/2014 (i)	916,774
62,250	3.048%, 12/24/2014 (i)	47,288
88,200	3.093%, 04/01/2015 (i)	66,439
67,060	2.782%, 05/28/2015 (i)	50,271

	Uruguay Treasury Bills
20,000	11.910%, 07/24/2014 (i)	869
4,853,000	15.110%, 08/29/2014 (i)	207,301
280,000	14.620%, 09/11/2014 (i)	11,912
2,870,000	15.150%, 12/18/2014 (i)	121,114
90,000	14.420%, 01/16/2015 (i)	3,630
4,230,000	14.520%, 02/05/2015 (i)	173,948
2,510,000	14.520%, 02/20/2015 (i)	100,522
631,751	13.586%, 03/26/2015 (i)	24,798
23,784,000	14.790%, 03/26/2015 (i)	972,462
1,214,000	14.870%, 05/04/2015 (i)	46,837
5,471,000	15.150%, 05/14/2015 (i)	221,438
8,688,000	12.199%, 07/02/2015 (i)	346,568
26,039,000	15.180%, 08/20/2015 (i)	964,305
2,840,000	15.210%, 10/08/2015 (i)	105,033
1,070,000	15.230%, 11/26/2015 (i)	38,394
277,000	15.330%, 01/14/2016 (i)	9,766
42,000	15.440%, 04/21/2016 (i)	1,415
		17,968,121

Number of Shares
	Money Market Funds - 7.04%
14,392,839	Federated Prime Obligations Fund	14,392,839

Principal Amount
	U.S. Treasury Bills - 0.98%
	United States Treasury Bills
500,000	0.018%, 08/21/2014 (j)	499,919
1,500,000	0.013%, 09/04/2014	1,499,962
		1,999,881
	Total Short Term Investments (Cost $34,108,373)	34,360,841

	Total Investments (Cost $196,647,951) - 98.26%	200,872,716
	Other Assets in Excess of Liabilities - 1.74%	3,564,970
	TOTAL NET ASSETS - 100.00%	$204,437,686

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
ADR	American Depositary Receipt
(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $30,901,136 , which represents 15.12% of total net assets.
(c)	As of June 30, 2014, the Fund has fair valued these securities. The value of these securities were $225,000, which represents 0.11% of total net assets.
(d)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2014. The securities are liquid and the value of these securities total $1,820,030, which represents 0.89% of total net assets.
(e)	Non-income producing.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $2,086,462, which represents 1.02% of total net assets.
(h)	Zero coupon bond.
(i)	Zero coupon bond. The effective yield is listed.
(j)	Partially assigned as collateral for certain futures contracts.
(k)	Represents an inflation protected security.

	The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

	Cost of investments	$196,647,951
	Gross unrealized appreciation	10,710,747
	Gross unrealized depreciation	(6,485,982)
	Net unrealized appreciation	$4,224,765

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
7/2/2014	Australian Dollar	1,095,000	U.S. Dollars	1,014,247	$18,133
8/5/2014	Australian Dollar	1,095,000	U.S. Dollars	1,030,110	(487)
11/21/2014	Brazilian Real	1,440,000	U.S. Dollars	584,416	41,410
7/28/2014	Chilean Peso	297,500,000	U.S. Dollars	538,442	(2,205)
4/16/2015	Chilean Peso	2,556,587,500	U.S. Dollars	4,499,054	(2,998)
7/7/2014	Euro	380,000	U.S. Dollars	517,364	2,988
7/8/2014	Euro	143,000	U.S. Dollars	195,274	544
3/10/2015	Ghanaian Cedi	120,000	U.S. Dollars	38,710	(7,711)
10/3/2014	Hungarian Forint	35,900,000	U.S. Dollars	159,471	(1,302)
7/14/2014	Indian Rupee	32,400,000	U.S. Dollars	545,546	(8,739)
7/15/2014	Indian Rupee	117,200,000	U.S. Dollars	1,909,526	31,745
7/17/2014	Indian Rupee	117,575,000	U.S. Dollars	1,912,348	34,104
7/2/2014	Malaysian Ringgit	2,355,000	U.S. Dollars	717,769	15,536
9/26/2014	Malaysian Ringgit	377,000	U.S. Dollars	115,273	1,322
10/3/2014	Malaysian Ringgit	1,845,500	U.S. Dollars	557,941	12,509
1/8/2015	Malaysian Ringgit	13,700	U.S. Dollars	4,089	114
1/9/2015	Malaysian Ringgit	7,000	U.S. Dollars	2,091	57
1/12/2015	Malaysian Ringgit	2,000	U.S. Dollars	598	15
2/18/2015	Malaysian Ringgit	1,024,011	U.S. Dollars	303,034	10,120
3/11/2015	Malaysian Ringgit	2,414,589	U.S. Dollars	727,527	9,696
3/12/2015	Malaysian Ringgit	612,600	U.S. Dollars	183,183	3,842
3/26/2015	Malaysian Ringgit	514,000	U.S. Dollars	152,582	4,173
4/2/2015	Malaysian Ringgit	3,532,500	U.S. Dollars	1,067,923	8,812
5/29/2015	Malaysian Ringgit	2,827,440	U.S. Dollars	860,319	(2,219)
7/2/2015	Malaysian Ringgit	1,177,500	U.S. Dollars	359,498	7,210
8/6/2014	Mexican Peso	1,597,390	U.S. Dollars	121,845	943
8/8/2014	Mexican Peso	1,605,500	U.S. Dollars	122,857	539
9/10/2014	Mexican Peso	11,784,520	U.S. Dollars	883,397	20,405
10/14/2014	Mexican Peso	18,798,000	U.S. Dollars	1,388,331	50,071
12/19/2014	Mexican Peso	9,598,100	U.S. Dollars	719,201	11,975
2/17/2015	Mexican Peso	67,745,080	U.S. Dollars	4,947,063	192,841
5/15/2015	Mexican Peso	9,743,382	U.S. Dollars	731,677	3,253
8/6/2014	Polish Zloty	963,300	Euro	221,994	12,368
2/10/2015	Polish Zloty	847,724	Euro	198,321	3,717
2/24/2015	Polish Zloty	2,950,000	Euro	690,947	11,104
3/12/2015	Polish Zloty	4,450,638	Euro	1,038,946	20,280
4/9/2015	Polish Zloty	4,746,256	Euro	1,111,275	14,760
4/15/2015	Polish Zloty	4,578,308	Euro	1,069,174	17,570
3/31/2015	Serbian Dinar	31,310,564	Euro	251,693	(88,334)
7/31/2014	Singapore Dollar	1,428,700	U.S. Dollars	1,131,913	13,894
8/6/2014	Singapore Dollar	917,603	U.S. Dollars	719,886	16,026
8/12/2014	Singapore Dollar	917,160	U.S. Dollars	722,060	13,499
12/10/2014	Singapore Dollar	2,188,625	U.S. Dollars	1,746,638	8,862
3/11/2015	Singapore Dollar	1,387,980	U.S. Dollars	1,099,042	14,486
4/13/2015	Singapore Dollar	2,419,882	U.S. Dollars	1,938,387	3,156
5/29/2015	Singapore Dollar	1,411,379	U.S. Dollars	1,124,874	7,644
6/5/2015	Singapore Dollar	405,248	U.S. Dollars	322,688	2,496
7/9/2014	South Korean Won	551,000,000	U.S. Dollars	544,736	(328)
9/26/2014	South Korean Won	608,000,000	U.S. Dollars	556,267	42,474
10/14/2014	South Korean Won	536,797,500	U.S. Dollars	491,618	36,604
3/12/2015	South Korean Won	636,720,000	U.S. Dollars	588,031	34,815
4/15/2015	South Korean Won	636,801,620	U.S. Dollars	604,405	17,727
6/29/2015	South Korean Won	606,000,000	U.S. Dollars	585,281	8,461
9/8/2014	Swedish Krona	1,010,000	Euro	113,903	(4,957)
10/3/2014	Swedish Krona	7,620,000	Euro	873,994	(57,815)
4/9/2015	Swedish Krona	8,075,858	Euro	894,961	(21,326)
4/15/2015	Swedish Krona	43,466,148	Euro	4,770,366	(51,525)
7/2/2014	U.S. Dollars	1,032,585	Australian Dollar	1,095,000	205
7/28/2014	U.S. Dollars	530,519	Brazilian Real	1,189,000	(2,921)
3/9/2015	U.S. Dollars	167,720	British Pound	100,000	(2,873)
7/11/2014	U.S. Dollars	54,982	Canadian Dollar	60,000	(1,231)
7/7/2014	U.S. Dollars	517,902	Euro	380,000	(2,450)
7/8/2014	U.S. Dollars	885,411	Euro	650,000	(4,668)
7/15/2014	U.S. Dollars	616,454	Euro	470,000	(27,157)
7/16/2014	U.S. Dollars	986,448	Euro	755,000	(47,442)
7/17/2014	U.S. Dollars	1,085,507	Euro	802,000	(12,749)
7/18/2014	U.S. Dollars	397,206	Euro	302,000	(16,354)
7/22/2014	U.S. Dollars	288,358	Euro	220,000	(12,915)
7/23/2014	U.S. Dollars	234,874	Euro	178,745	(9,903)
7/25/2014	U.S. Dollars	484,308	Euro	366,000	(16,905)
7/28/2014	U.S. Dollars	170,081	Euro	125,000	(1,100)
7/29/2014	U.S. Dollars	917,232	Euro	691,917	(30,316)
7/31/2014	U.S. Dollars	739,552	Euro	553,000	(17,762)
8/1/2014	U.S. Dollars	882,698	Euro	664,000	(26,630)
8/4/2014	U.S. Dollars	3,083,986	Euro	2,323,287	(97,719)

8/5/2014	U.S. Dollars	1,217,762	Euro	919,023	(40,831)
8/6/2014	U.S. Dollars	741,378	Euro	559,081	(24,281)
8/11/2014	U.S. Dollars	106,668	Euro	80,000	(2,894)
8/15/2014	U.S. Dollars	117,439	Euro	88,500	(3,766)
8/19/2014	U.S. Dollars	422,723	Euro	319,000	(14,167)
8/20/2014	U.S. Dollars	712,020	Euro	533,000	(17,958)
8/25/2014	U.S. Dollars	311,131	Euro	232,085	(6,730)
8/28/2014	U.S. Dollars	132,707	Euro	100,331	(4,706)
9/5/2014	U.S. Dollars	573,207	Euro	434,350	(21,699)
9/23/2014	U.S. Dollars	259,153	Euro	191,000	(2,468)
9/26/2014	U.S. Dollars	120,099	Euro	89,000	(1,810)
10/31/2014	U.S. Dollars	105,781	Euro	76,597	846
11/10/2014	U.S. Dollars	180,062	Euro	133,000	(2,151)
11/14/2014	U.S. Dollars	336,297	Euro	250,000	(6,214)
11/17/2014	U.S. Dollars	119,102	Euro	88,500	(2,148)
11/20/2014	U.S. Dollars	236,836	Euro	175,000	(2,928)
12/8/2014	U.S. Dollars	1,119,808	Euro	826,000	(11,964)
12/15/2014	U.S. Dollars	189,101	Euro	137,000	1,380
1/7/2015	U.S. Dollars	661,926	Euro	485,308	(3,137)
1/9/2015	U.S. Dollars	136,760	Euro	100,000	(281)
1/21/2015	U.S. Dollars	170,375	Euro	125,000	(940)
2/9/2015	U.S. Dollars	277,230	Euro	200,000	3,092
2/20/2015	U.S. Dollars	388,862	Euro	283,000	928
2/27/2015	U.S. Dollars	90,282	Euro	65,866	(10)
3/9/2015	U.S. Dollars	1,005,140	Euro	731,123	2,811
3/17/2015	U.S. Dollars	285,204	Euro	204,474	4,867
3/23/2015	U.S. Dollars	101,102	Euro	72,605	1,556
4/15/2015	U.S. Dollars	1,123,632	Euro	810,000	12,896
4/30/2015	U.S. Dollars	564,590	Euro	408,000	5,053
5/5/2015	U.S. Dollars	283,124	Euro	204,295	2,942
5/18/2015	U.S. Dollars	388,480	Euro	283,000	323
5/21/2015	U.S. Dollars	3,267,288	Euro	2,380,000	2,869
6/10/2015	U.S. Dollars	593,452	Euro	434,350	(2,383)
6/15/2015	U.S. Dollars	635,669	Euro	469,000	(7,720)
7/23/2014	U.S. Dollars	519,423	Hungarian Forint	117,000,000	2,640
7/24/2014	U.S. Dollars	927,045	Japanese Yen	92,309,000	15,665
7/25/2014	U.S. Dollars	196,721	Japanese Yen	19,500,000	4,194
10/22/2014	U.S. Dollars	200,984	Japanese Yen	19,600,000	7,338
12/22/2014	U.S. Dollars	1,728,833	Japanese Yen	177,460,000	(25,474)
12/26/2014	U.S. Dollars	924,054	Japanese Yen	95,820,000	(23,225)
1/8/2015	U.S. Dollars	190,259	Japanese Yen	19,732,000	(4,840)
1/15/2015	U.S. Dollars	1,091,911	Japanese Yen	113,240,000	(27,830)
2/12/2015	U.S. Dollars	349,814	Japanese Yen	35,633,000	(2,643)
2/13/2015	U.S. Dollars	347,371	Japanese Yen	35,430,000	(3,082)
2/17/2015	U.S. Dollars	115,543	Japanese Yen	11,790,000	(1,082)
2/18/2015	U.S. Dollars	233,142	Japanese Yen	23,670,000	(1,001)
2/25/2015	U.S. Dollars	57,701	Japanese Yen	5,910,000	(765)
2/26/2015	U.S. Dollars	115,482	Japanese Yen	11,810,000	(1,353)
2/27/2015	U.S. Dollars	38,615	Japanese Yen	3,936,000	(324)
3/9/2015	U.S. Dollars	314,413	Japanese Yen	32,151,400	(3,695)
3/19/2015	U.S. Dollars	351,380	Japanese Yen	35,670,000	(1,581)
3/24/2015	U.S. Dollars	173,655	Japanese Yen	17,733,000	(1,825)
3/25/2015	U.S. Dollars	177,288	Japanese Yen	18,110,000	(1,925)
4/10/2015	U.S. Dollars	4,836,457	Japanese Yen	493,608,750	(49,088)
4/15/2015	U.S. Dollars	6,968,888	Japanese Yen	706,185,270	(21,045)
4/17/2015	U.S. Dollars	295,548	Japanese Yen	30,030,000	(1,701)
4/21/2015	U.S. Dollars	176,927	Japanese Yen	18,040,000	(1,648)
4/22/2015	U.S. Dollars	201,780	Japanese Yen	20,570,000	(1,841)
6/3/2015	U.S. Dollars	795,175	Japanese Yen	80,680,000	(3,846)
6/4/2015	U.S. Dollars	335,898	Japanese Yen	34,284,478	(3,644)
6/9/2015	U.S. Dollars	628,558	Japanese Yen	64,200,000	(7,295)
6/10/2015	U.S. Dollars	1,468,355	Japanese Yen	150,000,000	(17,298)
6/11/2015	U.S. Dollars	584,105	Japanese Yen	59,670,000	(6,894)
6/17/2015	U.S. Dollars	181,871	Japanese Yen	18,500,000	(1,374)
6/22/2015	U.S. Dollars	872,238	Japanese Yen	88,820,000	(7,585)
7/2/2014	U.S. Dollars	733,439	Malaysian Ringgit	2,355,000	134
7/31/2014	U.S. Dollars	3,321,262	Mexican Peso	43,380,000	(14,550)
7/3/2014	U.S. Dollars	1,010,535	New Zealand Dollar	1,200,000	(39,851)
7/14/2014	U.S. Dollars	649,441	New Zealand Dollar	765,000	(19,463)
7/23/2014	U.S. Dollars	524,410	Polish Zloty	1,600,000	(1,583)
7/9/2014	U.S. Dollars	536,749	South Korean Won	551,000,000	(7,658)
7/24/2014	U.S. Dollars	522,212	Swedish Krona	3,500,000	(1,451)
7/11/2014	U.S. Dollars	116,385	Swiss Franc	104,000	(901)
11/20/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,697	(1,286)
11/25/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,537	(1,251)
12/1/2014	Uruguayan Peso	3,240,000	U.S. Dollars	138,521	(2,827)
					$(224,913)

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bund Futures	(13)	(2,616,911)	Sep-14	$(40,966)
E-mini S&P 500 Futures	(21)	(2,050,020)	Sep-14	1,629
U.S. Treasury 5-Year Note Futures	(37)	(4,420,055)	Sep-14	(5,607)
U.S. Treasury 10-Year Note Futures	(34)	(4,255,844)	Sep-14	17,000
U.S. Treasury Long Bond Futures	(8)	(1,097,500)	Sep-14	5,673
				$(22,271)

Schedule of Options Written

Number of Contracts		Value
	Call Option
342	WisdomTree Japan Hedged Equity Fund Expiration: August, 2014, Exercise Price: $52.38	$7,524
	Total Options Written (Premiums Received $9,658)	$7,524

Credit Default Swaps on Corporate, Indices, and Sovereign -- Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2014(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.38%	1.000%	6/20/2019	Merrill Lynch	1,100,000	$19,844	$40,790	($20,946)
General Mills, Inc.	0.39%	1.000%	9/20/2019	Deutsche Bank	500,000	(15,588)	(15,097)	(491)
Kellogg Company	0.72%	1.000%	9/20/2019	Citigroup	525,000	(7,302)	(7,818)	516
iTraxx Europe Crossover Series 18 Index	1.48%	5.000%	12/20/2017	Merrill Lynch	245,000	(38,826)	(7,062)	(31,764)
Safeway, Inc.	3.08%	1.000%	9/20/2019	Deutsche Bank	350,000	34,581	35,368	(787)
						($7,291)	$46,181	($53,472)

Centrally Cleared Credit Default Swaps on Credit Indicies -- Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2014(3)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.NA.HY.22 Index	3.03%	5.000%	6/20/2019	IntercontinentalExchange	1,608,750	($138,446)	($105,679)	($32,767)
						($138,446)	($105,679)	($32,767)

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	($314,463)	$0	($314,463)
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(449,541)	0	(449,541)
						($764,004)	$0	($764,004)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePathSM Strategic Asset Allocation Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.68%
	Affiliated Mutual Funds - 53.64%
358,703	Altegris® Macro Strategy Fund - Institutional Shares (a)	$2,858,860
575,471	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	5,777,728
1,357,244	GuideMarkSM Global Real Return Fund - Institutional Shares	13,165,270
1,395,045	GuideMarkSM Large Cap Growth Fund - Institutional Shares	19,670,141
1,694,388	GuideMarkSM Large Cap Value Fund - Institutional Shares	20,485,146
1,034,613	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	14,525,966
1,427,520	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	24,981,601
5,771,335	GuideMarkSM World ex-US Fund - Institutional Shares	54,135,122
		155,599,834
	Exchange Traded Funds - 44.04%
151,158	iShares Core MSCI Emerging Markets ETF	7,814,869
179,074	iShares MSCI Canada Index ETF (b)	5,767,973
109,652	iShares MSCI Switzerland Capped ETF	3,763,257
205,260	SPDR S&P 500 ETF Trust	40,173,487
29,738	SPDR S&P 600 Small Cap Growth ETF (b)	5,402,800
69,336	SPDR S&P China ETF (b)	5,217,534
1,022,686	Vanguard FTSE All-World ex-US Index Fund (b)	53,476,251
34,129	Vanguard Global ex-U.S. Real Estate ETF	1,981,188
55,678	Vanguard REIT ETF	4,166,941
		127,764,300
	Total Investment Companies (Cost $214,606,023)	283,364,134

	SHORT TERM INVESTMENTS - 1.88%
	Money Market Funds - 1.88%
5,469,695	Federated Prime Obligations Fund	5,469,695
	Total Short Term Investments (Cost $5,469,695)	5,469,695

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.23%
	Money Market Funds - 4.23%
12,261,200	Mount Vernon Prime Portfolio	12,261,200
	Total Investments Purchased as Securities Lending Collateral (Cost $12,261,200)	12,261,200

	Total Investments (Cost $232,336,918) - 103.79%	301,095,029
	Liabilities in Excess of Other Assets - (3.79)%	(10,993,068)
	TOTAL NET ASSETS - 100.00%	$290,101,961

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$232,336,918
Gross unrealized appreciation	68,884,488
Gross unrealized depreciation	(126,377)
Net unrealized appreciation	$68,758,111

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.91%
	Affiliated Mutual Funds - 66.20%
1,856,225	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$17,652,699
971,777	GuideMarkSM Large Cap Growth Fund - Institutional Shares	13,702,055
1,050,714	GuideMarkSM Large Cap Value Fund - Institutional Shares	12,703,135
1,506,479	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	21,150,964
1,050,723	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	10,454,697
731,065	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	12,793,634
4,123,798	GuideMarkSM World ex-US Fund - Institutional Shares	38,681,225
		127,138,409
	Exchange Traded Funds - 28.62%
23,808	iShares 10+ Year Credit Bond ETF	1,441,336
173,358	iShares Core MSCI Emerging Markets ETF (a)	8,962,609
8,556	iShares Core U.S. Credit Bond ETF	953,481
65,468	iShares Global Infrastructure ETF (a)	2,902,196
17,314	iShares International Select Dividend ETF	690,655
2,070	iShares TIPS ETF	238,795
71,820	iShares U.S. Home Construction ETF (a)	1,781,136
78,066	Market Vectors Unconventional Oil & Gas ETF	2,693,277
11,152	PowerShares DB Gold Fund (a)(b)	496,264
34,287	SPDR Barclays High Yield Bond ETF (a)	1,430,797
3,868	SPDR DB International Government Inflation-Protected Bond ETF	239,855
130,032	SPDR S&P 500 ETF Trust (a)	25,449,863
3,254	SPDR S&P Dividend ETF	249,224
11,593	Vanguard FTSE Pacific ETF (a)	721,548
24,729	Vanguard Global ex-U.S. Real Estate ETF	1,435,518
70,346	Vanguard REIT ETF	5,264,695
		54,951,249
	Mutual Funds - 3.09%
107,581	AQR Diversified Arbitrage Fund - Institutional Shares	1,188,773
113,553	Arbitrage Event Driven Fund - Institutional Shares	1,190,037
130,075	DoubleLine Total Return Bond Fund - Institutional Shares	1,429,527
181,425	Iron Strategic Income Fund - Institutional Shares	2,129,930
0	PIMCO Emerging Local Bond Fund - Institutional Shares	2
		5,938,269
	Total Investment Companies (Cost $144,221,834)	188,027,927

	SHORT TERM INVESTMENTS - 1.96%
	Money Market Funds - 1.96%
3,764,119	Federated Prime Obligations Fund	3,764,119
	Total Short Term Investments (Cost $3,764,119)	3,764,119

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.80%
	Money Market Funds - 4.80%
9,218,260	Mount Vernon Prime Portfolio	9,218,260
	Total Investments Purchased as Securities Lending Collateral (Cost $9,218,260)	9,218,260

	Total Investments (Cost $157,204,213) - 104.67%	201,010,306
	Liabilities in Excess of Other Assets - (4.67)%	(8,972,070)
	TOTAL NET ASSETS - 100.00%	$192,038,236

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$157,204,213
Gross unrealized appreciation	43,810,096
Gross unrealized depreciation	(4,003)
Net unrealized appreciation	$43,806,093

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.31%
	Affiliated Mutual Funds - 19.52%
727,095	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$6,914,673
673,196	GuideMarkSM Large Cap Growth Fund - Institutional Shares	9,492,057
1,290,738	GuideMarkSM Large Cap Value Fund - Institutional Shares	15,605,024
1,251,125	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	17,565,800
1,458,701	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	14,514,071
307,627	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	5,383,480
2,600,412	GuideMarkSM World ex-US Fund - Institutional Shares	24,391,867
		93,866,972
	Exchange Traded Funds - 58.87%
68,627	iShares Asia 50 ETF (a)	3,311,253
12,535	iShares CMBS ETF (a)	648,185
210,005	iShares Core MSCI EAFE ETF (a)	13,064,411
381,848	iShares Core MSCI Emerging Markets ETF (a)	19,741,542
35,161	iShares Core U.S. Credit Bond ETF (a)	3,918,342
435,238	iShares MSCI ACWI ex-US ETF (a)	20,904,481
120,322	iShares MSCI EAFE Small-Cap ETF (a)	6,367,440
12,194	PowerShares DB Gold Fund (a)(b)	542,633
165,656	PowerShares QQQ Trust, Series 1	15,556,755
49,414	SPDR Barclays High Yield Bond ETF (a)	2,062,046
76,129	SPDR Barclays Short Term International Treasury Bond ETF	2,777,947
176,925	SPDR EURO STOXX 50 ETF (a)	7,655,545
392,176	SPDR S&P 500 ETF Trust	76,756,687
42,534	SPDR S&P Emerging Asia Pacific ETF (a)	3,517,774
23,716	SPDR S&P MidCap 400 ETF Trust (a)	6,179,441
227,912	Vanguard Extended Market ETF (a)	20,010,674
62,141	Vanguard FTSE Pacific ETF (a)	3,867,656
71,240	Vanguard Global ex-U.S. Real Estate ETF	4,135,482
173,723	Vanguard High Dividend Yield ETF (a)	11,521,309
30,567	Vanguard Intermediate-Term Government Bond ETF (a)	1,956,288
111,186	Vanguard Mortgage-Backed Securities ETF	5,851,719
221,081	Vanguard MSCI Europe ETF	13,253,806
214,845	Vanguard REIT ETF	16,079,000
14,464	Vanguard Total Bond Market ETF	1,189,230
218,057	Vanguard Total Stock Market ETF	22,191,661
		283,061,307
	Mutual Funds - 18.92%
805,097	Eaton Vance Floating-Rate Fund - Institutional Shares	7,366,641
662,927	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares (b)	6,569,603
279,817	Eaton Vance Income Fund of Boston - Institutional Shares	1,720,872
33,090	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	289,207
213,389	Parametric Absolute Return Fund - Institutional Shares	2,076,279
42,316	Parametric Emerging Markets Fund - Institutional Shares (b)	674,946
294,439	PIMCO CommoditiesPLUS Strategy Fund - Institutional Shares	3,409,606
1,129,496	PIMCO Commodity RealReturn Strategy Fund - Institutional Shares	6,833,449
103,389	Pioneer Strategic Income Fund - Class Y	1,150,716
670,282	Stadion Managed Risk 100 Fund - Institutional Shares (b)	6,856,982
731,973	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	8,937,395
116,943	Virtus Global Premium AlphaSector Fund - Institutional Shares	1,507,396
1,849,260	Virtus Premium AlphaSector Fund - Institutional Shares	32,694,912
849,200	William Blair Macro Allocation Fund - Class I	10,886,739
		90,974,743
	Total Investment Companies (Cost $420,881,967)	467,903,022

	SHORT TERM INVESTMENTS - 2.41%
	Money Market Funds - 2.41%
11,595,204	Federated Prime Obligations Fund	11,595,204
	Total Short Term Investments (Cost $11,595,204)	11,595,204

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.77%
	Money Market Funds - 12.77%
61,409,667	Mount Vernon Prime Portfolio	61,409,667
	Total Investments Purchased as Securities Lending Collateral (Cost $61,409,667)	61,409,667

	Total Investments (Cost $493,886,838) - 112.49%	540,907,893
	Liabilities in Excess of Other Assets - (12.49)%	(60,068,794)
	TOTAL NET ASSETS - 100.00%	$480,839,099

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$493,886,838
Gross unrealized appreciation	47,212,297
Gross unrealized depreciation	(191,242)
Net unrealized appreciation	$47,021,055

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Absolute Return Asset Allocation Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.08%
	Affiliated Mutual Funds - 6.82%
1,304,311	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$12,403,993
382,216	GuideMarkSM Large Cap Value Fund - Institutional Shares	4,620,986
602,455	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	5,994,424
424,545	GuideMarkSM World ex-US Fund - Institutional Shares	3,982,234
		27,001,637
	Exchange Traded Funds - 40.06%
160,376	iShares 1-3 Year Treasury Bond ETF (a)	13,561,395
146,040	iShares Floating Rate Bond ETF	7,418,832
160,846	iShares JPMorgan USD Emerging Markets Bond ETF (a)	18,540,718
91,584	iShares MBS ETF (a)	9,911,220
48,210	iShares MSCI ACWI Index ETF (a)	2,905,135
43,082	PowerShares DB Agriculture Fund (a)(b)	1,183,032
11,214	PowerShares DB Base Metals Fund (a)(b)	190,414
11,757	PowerShares DB Energy Fund (a)(b)	361,528
32,188	PowerShares International Corporate Bond Portfolio (a)	987,206
165,116	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	7,555,708
6,313	SPDR Barclays Convertible Securities ETF	318,806
473,293	SPDR Barclays High Yield Bond ETF (a)	19,750,517
376,005	SPDR Barclays Short Term Corporate Bond ETF (a)	11,584,714
26,118	SPDR S&P 500 ETF Trust	5,111,815
129,065	Vanguard FTSE All-World ex-US Index Fund (a)	6,748,809
228,044	Vanguard Long-Term Corporate Bond ETF	20,580,971
22,056	Vanguard Mid-Cap Value ETF	1,917,549
412,394	Vanguard Mortgage-Backed Securities ETF	21,704,296
3,997	Vanguard Small-Cap Value ETF (a)	421,683
94,892	Vanguard Total Bond Market ETF	7,802,020
		158,556,368
	Mutual Funds - 51.20%
280,109	Aberdeen Equity Long-Short Fund - Institutional Shares	3,467,745
504,682	BlackRock Low Duration Bond Portfolio - Institutional Shares	4,950,934
206,128	DoubleLine Core Fixed Income Fund - Institutional Shares	2,271,534
799,617	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares	8,683,836
966,695	DoubleLine Low Duration Bond Fund - Institutional Shares	9,879,622
312,213	DoubleLine Multi-Asset Growth Fund - Institutional Shares	3,225,165
2,301,243	DoubleLine Total Return Bond Fund - Institutional Shares	25,290,665
972,964	Eaton Vance Floating-Rate Fund - Institutional Shares	8,902,622
747,868	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares (b)	7,411,377
601,632	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	5,258,262
1,426,979	JPMorgan Multi-Sector Income Fund - Select Shares	14,826,308
404,463	JPMorgan Research Equity Long/Short Fund - Select Shares	6,940,591
249,143	JPMorgan Strategic Income Opportunities Fund - Select Shares	2,964,799
663,880	JPMorgan Strategic Preservation Fund - Select Shares	9,891,815
254,420	Parametric Absolute Return Fund - Institutional Shares	2,475,502
391,236	Parametric Market Neutral Fund - Institutional Shares	3,838,028
5,759,205	Pioneer Strategic Income Fund - Class Y	64,099,955
232,514	Robeco Boston Partners Long/Short Research Fund- Institutional Shares	3,464,455
1,441,955	T. Rowe Price Institutional Floating Rate Fund	14,837,716
		202,680,931
	Total Investment Companies (Cost $375,658,731)	388,238,936

	SHORT TERM INVESTMENTS - 1.84%
	Money Market Funds - 1.84%
7,295,146	Federated Prime Obligations Fund	7,295,146
	Total Short Term Investments (Cost $7,295,146)	7,295,146

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.01%
	Money Market Funds - 12.01%
47,550,162	Mount Vernon Prime Portfolio	47,550,162
	Total Investments Purchased as Securities Lending Collateral (Cost $47,550,162)	47,550,162

	Total Investments (Cost $430,504,039) - 111.93%	443,084,244
	Liabilities in Excess of Other Assets - (11.93)%	(47,230,166)
	TOTAL NET ASSETS - 100.00%	$395,854,078

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$430,504,039
Gross unrealized appreciation	13,156,181
Gross unrealized depreciation	(575,976)
Net unrealized appreciation	$12,580,205

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Multi-Asset Income Asset Allocation Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.71%
	Affiliated Mutual Funds - 2.24%
111,593	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$1,061,253
59,971	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	596,716
151,129	GuideMarkSM World ex-US Fund - Institutional Shares	1,417,594
		3,075,563
	Exchange Traded Funds - 46.69%
13,183	iShares 7-10 Year Treasury Bond ETF (a)	1,365,495
18,323	iShares 10+ Year Credit Bond ETF	1,109,274
28,532	iShares 20+ Year Treasury Bond ETF (a)	3,238,953
61,178	iShares Global Infrastructure ETF (a)	2,712,021
69,079	iShares iBoxx $ High Yield Corporate Bond ETF (a)	6,576,321
4,610	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	549,789
128,228	iShares International Select Dividend ETF (a)	5,115,015
54,155	iShares JPMorgan USD Emerging Markets Bond ETF (a)	6,242,447
29,319	iShares MSCI Australia ETF (a)	766,105
53,018	iShares U.S. Preferred Stock ETF (a)	2,115,948
35,894	iShares U.S. Real Estate ETF (a)	2,576,830
279,754	PowerShares International Dividend Achievers Portfolio (a)	5,407,645
20,913	PowerShares Senior Loan Portfolio	520,106
61,951	SPDR Barclays High Yield Bond ETF (a)	2,585,215
10,883	SPDR Dow Jones International Real Estate ETF	481,464
31,139	Vanguard REIT ETF	2,330,443
26,952	WisdomTree Emerging Markets Equity Income Fund	1,397,192
70,885	WisdomTree Emerging Markets SmallCap Dividend Fund (a)	3,403,898
173,632	WisdomTree Equity Income Fund (a)	10,306,795
63,667	WisdomTree International SmallCap Dividend Fund (a)	4,124,985
15,613	WisdomTree SmallCap Dividend Fund (a)	1,093,378
		64,019,319
	Mutual Funds - 48.78%
2,872,727	BlackRock Multi-Asset Income Fund - Institutional Shares	33,409,813
442,361	Forward EM Corporate Debt Fund - Institutional Shares	4,193,586
499,489	Forward International Dividend Fund - Institutional Shares	4,145,755
145,117	Forward Select EM Dividend Fund - Institutional Shares	3,398,635
171,089	Forward Select Income Fund - Institutional Shares	4,410,679
313,240	JPMorgan Global Equity Income Fund - Select Shares	5,431,580
658,266	JPMorgan High Yield Fund - Select Shares	5,378,033
480,744	JPMorgan Income Builder Fund - Select Shares	5,143,964
131,174	JPMorgan Multi-Sector Income Fund - Select Shares	1,362,902
		66,874,947
	Total Investment Companies (Cost $125,328,404)	133,969,829

	SHORT TERM INVESTMENTS - 2.05%
	Money Market Funds - 2.05%
2,811,519	Federated Prime Obligations Fund	2,811,519
	Total Short Term Investments (Cost $2,811,519)	2,811,519

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.71%
	Money Market Funds - 25.71%
35,258,613	Mount Vernon Prime Portfolio	35,258,613
	Total Investments Purchased as Securities Lending Collateral (Cost $35,258,613)	35,258,613

	Total Investments (Cost $163,398,536) - 125.47%	172,039,961
	Liabilities in Excess of Other Assets - (25.47)%	(34,925,449)
	TOTAL NET ASSETS - 100.00%	$137,114,512

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$163,398,536
Gross unrealized appreciation	8,648,867
Gross unrealized depreciation	(7,442)
Net unrealized appreciation	$8,641,425

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Fixed Income Allocation Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.11%
	Affiliated Mutual Funds - 34.99%
3,951,031	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$37,574,300
2,104,850	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	20,943,261
		58,517,561
	Exchange Traded Funds - 55.99%
99,628	iShares 1-3 Year Treasury Bond ETF (a)	8,424,544
105,236	iShares 7-10 Year Treasury Bond ETF (a)	10,900,346
23,760	iShares 10+ Year Credit Bond ETF (a)	1,438,430
13,574	iShares 20+ Year Treasury Bond ETF (a)	1,540,920
38,448	iShares Core U.S. Credit Bond ETF (a)	4,284,645
7,787	iShares JPMorgan USD Emerging Markets Bond ETF (a)	897,607
174,298	PowerShares Senior Loan Portfolio	4,334,791
100,527	SPDR Barclays High Yield Bond ETF (a)	4,194,992
97,311	SPDR Barclays Short Term High Yield Bond ETF	3,012,749
92,260	SPDR Barclays TIPS ETF (a)	5,290,188
23,115	SPDR DB International Government Inflation-Protected Bond ETF	1,433,361
184,954	Vanguard Mortgage-Backed Securities ETF	9,734,129
456,872	Vanguard Total Bond Market ETF	37,564,017
11,890	WisdomTree Emerging Markets Local Debt Fund (a)	565,251
		93,615,970
	Mutual Funds - 7.13%
376,519	DoubleLine Total Return Bond Fund - Institutional Shares	4,137,947
181,671	Loomis Sayles Bond Fund - Institutional Shares	2,881,304
0	PIMCO Emerging Local Bond Fund - Institutional Shares	1
434,038	PIMCO Unconstrained Bond Fund - Institutional Shares	4,908,973
		11,928,225
	Total Investment Companies (Cost $163,115,540)	164,061,756

	SHORT TERM INVESTMENTS - 1.88%
	Money Market Funds - 1.88%
3,148,635	Federated Prime Obligations Fund	3,148,635
	Total Short Term Investments (Cost $3,148,635)	3,148,635

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.61%
	Money Market Funds - 11.61%
19,412,419	Mount Vernon Prime Portfolio	19,412,419
	Total Investments Purchased as Securities Lending Collateral (Cost $19,412,419)	19,412,419

	Total Investments (Cost $185,676,594) - 111.60%	186,622,810
	Liabilities in Excess of Other Assets - (11.60)%	(19,397,444)
	TOTAL NET ASSETS - 100.00%	$167,225,366

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$185,676,594
Gross unrealized appreciation	1,543,708
Gross unrealized depreciation	(597,492)
Net unrealized appreciation	$946,216

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.08%
	Affiliated Mutual Funds - 98.08%
268,496	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$3,109,189
5,715,895	Altegris® Equity Long Short Fund - Institutional Shares (b)	61,388,710
3,264,619	Altegris® Fixed Income Long Short Fund - Institutional Shares (b)	35,159,941
583,889	Altegris® Futures Evolution Strategy Fund - Institutional Shares	6,078,284
722,760	Altegris® Macro Strategy Fund - Institutional Shares (a)	5,760,400
657,462	Altegris® Managed Futures Strategy Fund - Institutional Shares (a)	5,910,582
		117,407,106
	Total Investment Companies (Cost $111,453,558)	117,407,106

	SHORT TERM INVESTMENTS - 1.91%
	Money Market Funds - 1.91%
2,292,356	Federated Prime Obligations Fund	2,292,356
	Total Short Term Investments (Cost $2,292,356)	2,292,356

	Total Investments (Cost $113,745,914) - 99.99%	119,699,462
	Other Assets in Excess of Liabilities - 0.01%	8,650
	TOTAL NET ASSETS - 100.00%	$119,708,112

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$113,745,914
Gross unrealized appreciation	6,531,396
Gross unrealized depreciation	(577,848)
Net unrealized appreciation	$5,953,548

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 :

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$79,874,696	$—	$—	$79,874,696
Short Term Investments	104,606	—	—	104,606
Investments Purchased as Securities Lending Collateral	28,585,800	—	—	28,585,800
Total Investments in Securities	$108,565,102	$—	$—	$108,565,102

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,128,242	$—	$—	$3,128,242
Convertible Preferred Stock	1,125,103	115,513	—	1,240,616
Investment Companies	530,867	—	—	530,867
Preferred Stock	53,405	291,177	—	344,582
Total Equity	4,837,617	406,690	—	5,244,307
Fixed Income
Asset Backed Securities	—	3,218,681	—	3,218,681
Bank Loans	—	8,660,348	—	8,660,348
Collateralized Mortgage Obligations	—	27,435,693	—	27,435,693
Convertible Obligations	—	3,384,500	—	3,384,500
Corporate Obligations	—	27,836,451	—	27,836,451
Foreign Government Obligations	—	65,108,091	—	65,108,091
Mortgage Backed Securities	—	24,820,668	—	24,820,668
U.S. Treasury Obligations	—	735,019	—	735,019
Total Fixed Income	—	161,199,451	—	161,199,451
Purchased Options	68,117	—	—	68,117
Short Term Investments	14,392,839	19,968,002	—	34,360,841
Total Investments in Securities	$19,298,573	$181,574,143	$—	$200,872,716

Other Financial Instruments*
Forward Currency Contracts	$—	$(224,913)	$—	$(224,913)
Futures	(22,271)	—	—	(22,271)
Swaps	—	(850,243)	—	(850,243)
Written Options	7,524	—	—	7,524
Total	$(14,747)	$(1,075,156)	$—	$(1,089,903)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$195,706
Transfers out of Level 1	—
Net Transfers into/(out of) Level 1	$195,706

Transfers into Level 2	$—
Transfers out of Level 2	195,706
Net Transfers into/(out of) Level 2	$195,706

Transfers were made due to a decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$283,364,134	$—	$—	$283,364,134
Short Term Investments	5,469,695	—	—	5,469,695
Investments Purchased as Securities Lending Collateral	12,261,200	—	—	12,261,200
Total Investments in Securities	$301,095,029	$—	$—	$301,095,029

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$188,027,927	$—	$—	$188,027,927
Short Term Investments	3,764,119	—	—	3,764,119
Investments Purchased as Securities Lending Collateral	9,218,260	—	—	9,218,260
Total Investments in Securities	$201,010,306	$—	$—	$201,010,306

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$467,903,022	$—	$—	$467,903,022
Short Term Investments	11,595,204	—	—	11,595,204
Investments Purchased as Securities Lending Collateral	61,409,667	—	—	61,409,667
Total Investments in Securities	$540,907,893	$—	$—	$540,907,893

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$388,238,936	$—	$—	$388,238,936
Short Term Investments	7,295,146	—	—	7,295,146
Investments Purchased as Securities Lending Collateral	47,550,162	—	—	47,550,162
Total Investments in Securities	$443,084,244	$—	$—	$443,084,244

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$133,969,829	$—	$—	$133,969,829
Short Term Investments	2,811,519	—	—	2,811,519
Investments Purchased as Securities Lending Collateral	35,258,613	—	—	35,258,613
Total Investments in Securities	$172,039,961	$—	$—	$172,039,961

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$164,061,756	$—	$—	$164,061,756
Short Term Investments	3,148,635	—	—	3,148,635
Investments Purchased as Securities Lending Collateral	19,412,419	—	—	19,412,419
Total Investments in Securities	$186,622,810	$—	$—	$186,622,810

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$117,407,106	$—	$—	$117,407,106
Short Term Investments	2,292,356	—	—	2,292,356
Total Investments in Securities	$119,699,462	$—	$—	$119,699,462

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Credit Contracts - Swaps	Appreciation on Swap Agreements	$516	Depreciation on Swap Agreements	$86,755
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	—	Depreciation on Swap Agreements	764,004
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	852,039	Depreciation of forward currency contracts	1,076,952
Equity Contracts - Futures*	Variation margin on futures contracts	1,629	Variation margin on futures contracts	40,966
Equity Contracts - Options*	Investments, at Value	68,117	Options Written, at Value	7,524
Interest Rate Contracts - Futures*	Variation margin on futures contracts	22,673	Variation margin on futures contracts	5,607
Total		$944,974		$1,981,808

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly market value of purchased and written options during the period ended June 30, 2014 were as follows:

Long Positions		Short Positions
Purchased Options	$52,672	Written Options	($4,356)

The average monthly notional amount of futures, forwards, and swaps during the period ended June 30, 2014 were as follows:

Long Positions		Short Positions		Cross Positions
Futures	$0	Futures	$10,307,867	Futures	—
Forwards	$61,803,100	Forwards	$39,394,593	Forwards	$15,861,317
Swaps	$14,694,688	Swaps	—	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/26/14

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	8/25/14